Net Income Per Share (Details) - Ordinary Shares [Member] - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Share Options [Member]
Net Income Per Share [Line Items]
Shares excluded from computation of earnings per share	11,326,000
Non-vested Ordinary Shares [Member]
Net Income Per Share [Line Items]
Shares excluded from computation of earnings per share	11,326,000